Consolidated Balance Sheets - CAD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Current assets
Cash and cash equivalents	$ 1,568,291	$ 966,458
Accounts receivable	1,425,117	1,363,545
Work in progress	1,143,685	1,191,844
Current financial assets	103,463	33,858
Prepaid expenses and other current assets	198,377	189,366
Income taxes	6,067	5,137
Total current assets before funds held for clients	4,445,000	3,750,208
Funds held for clients	488,727	598,839
Total current assets	4,933,727	4,349,047
Property, plant and equipment	389,276	369,608
Right-of-use assets	482,321	535,121
Contract costs	308,446	261,612
Intangible assets	623,103	615,959
Other long-term assets	84,776	139,666
Long-term financial assets	147,968	337,156
Deferred tax assets	105,432	85,795
Goodwill	8,724,450	8,481,456
Assets	15,799,499	15,175,420
Current liabilities
Accounts payable and accrued liabilities	924,659	1,016,407
Accrued compensation and employee-related liabilities	1,100,566	1,130,726
Deferred revenue	488,761	453,579
Income taxes	250,869	153,984
Current portion of long-term debt	1,158,971	93,447
Current portion of lease liabilities	198,857	157,944
Provisions	24,965	33,103
Current derivative financial instruments	4,513	5,710
Total current liabilities before clients’ funds obligations	4,152,161	3,044,900
Clients’ funds obligations	493,638	604,431
Total current liabilities	4,645,799	3,649,331
Long-term debt	1,941,350	3,173,587
Long-term lease liabilities	443,106	551,257
Long-term provisions	19,198	17,482
Other long-term liabilities	243,592	192,108
Long-term derivative financial instruments	1,700	6,480
Deferred tax liabilities	31,081	157,406
Retirement benefits obligations	163,379	155,045
Liabilities	7,489,205	7,902,696
Equity
Retained earnings	6,329,107	5,425,005
Accumulated other comprehensive income	158,975	39,746
Capital stock	1,477,180	1,493,169
Contributed surplus	345,032	314,804
Equity	8,310,294	7,272,724
Liabilities and Equity	$ 15,799,499	$ 15,175,420